Note 5 - ACL on LHFI - Net Charge-offs (Recoveries) by Portfolio (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current year charge-off	$ 17
Year two charge-off	28
Year three charge-off	6
Year four charge-off	4
Year five charge-off	5
Prior, charge-off	95
Revolving loans charge off	98
Chargeoffs	253	$ 179
Real Estate Portfolio Segment [Member]
Current year charge-off	0
Year two charge-off	0
Year three charge-off	0
Year four charge-off	0
Year five charge-off	5
Prior, charge-off	17
Revolving loans charge off	0
Chargeoffs	22	8
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Current year charge-off	0
Year two charge-off	0
Year three charge-off	0
Year four charge-off	0
Year five charge-off	5
Prior, charge-off	17
Revolving loans charge off	0
Chargeoffs	22
Commercial Portfolio Segment [Member]
Current year charge-off	5
Year two charge-off	0
Year three charge-off	0
Year four charge-off	0
Year five charge-off	0
Prior, charge-off	78
Revolving loans charge off	0
Chargeoffs	83	61
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member]
Current year charge-off	5
Year two charge-off	0
Year three charge-off	0
Year four charge-off	0
Year five charge-off	0
Prior, charge-off	78
Revolving loans charge off	0
Chargeoffs	83
Consumer Portfolio Segment [Member]
Chargeoffs	148	$ 110
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Current year charge-off	12
Year two charge-off	28
Year three charge-off	6
Year four charge-off	4
Year five charge-off	0
Prior, charge-off	0
Revolving loans charge off	0
Chargeoffs	50
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Current year charge-off	0
Year two charge-off	0
Year three charge-off	0
Year four charge-off	0
Year five charge-off	0
Prior, charge-off	0
Revolving loans charge off	98
Chargeoffs	$ 98